CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Net sales	$ 1,402.9	$ 1,417.9	$ 1,105.4
Cost of sales	688.3	674.8	550.0
Gross profit	714.6	743.1	555.4
Selling and marketing expenses	319.1	276.9	199.7
General, administrative and other expenses	147.2	125.7	109.8
Operating income	248.3	340.5	245.9
Other expense, net:
Interest expense, net	(18.8)	(11.9)	(14.5)
Other expense, net	(0.3)	(0.2)	(0.5)
Total other expense	(19.1)	(12.1)	(15.0)
Income before income taxes	229.2	328.4	230.9
Income tax provision (benefit)	122.4	108.8	73.7
Net income	$ 106.8	$ 219.6	$ 157.2
Earnings per common share:
Basic (in dollars per share)	$ 1.74	$ 3.27	$ 2.23
Diluted (in dollars per share)	$ 1.70	$ 3.18	$ 2.16
Weighted average common shares outstanding:
Basic (in shares)	61.5	67.1	70.3
Diluted (in shares)	62.9	69.1	72.8